UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

DIVERSIFIED LARGE CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2009

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	January 31, 2009

SHARES	SECURITY	VALUE
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 0.7%
19,000	Darden Restaurants Inc.	$498,180

Internet & Catalog Retail - 3.1%
39,200	Amazon.com Inc. *	2,305,744

Media - 2.3%
104,800	Cablevision Systems Corp., New York Group, Class A Shares	1,679,944

Multiline Retail - 1.5%
35,325	Target Corp.	1,102,140

Specialty Retail - 1.9%
75,580	Lowe’s Cos. Inc.	1,380,846

	TOTAL CONSUMER DISCRETIONARY	6,966,854

CONSUMER STAPLES - 14.0%
Beverages - 3.5%
51,764	PepsiCo Inc.	2,600,106

Food & Staples Retailing - 4.6%
126,825	CVS Corp.	3,409,056

Household Products - 5.9%
35,325	Colgate-Palmolive Co.	2,297,538
37,355	Procter & Gamble Co.	2,035,847

	Total Household Products	4,333,385

	TOTAL CONSUMER STAPLES	10,342,547

ENERGY - 6.4%
Energy Equipment & Services - 4.7%
19,150	Schlumberger Ltd.	781,512
15,400	Transocean Ltd. *	841,148
168,800	Weatherford International Ltd. *	1,861,864

	Total Energy Equipment & Services	3,484,524

Oil, Gas & Consumable Fuels - 1.7%
8,200	Apache Corp.	615,000
9,600	Devon Energy Corp.	591,360

	Total Oil, Gas & Consumable Fuels	1,206,360

	TOTAL ENERGY	4,690,884

FINANCIALS - 9.4%
Capital Markets - 4.4%
16,270	BlackRock Inc., Class A	1,770,176
109,220	Charles Schwab Corp.	1,484,300

	Total Capital Markets	3,254,476

Diversified Financial Services - 3.0%
99,650	Nasdaq Stock Market Inc. *	2,174,363

Insurance - 2.0%
38,900	Travelers Cos. Inc.	1,503,096

	TOTAL FINANCIALS	6,931,935

HEALTH CARE - 19.5%
Biotechnology - 14.6%
33,800	Biogen Idec Inc. *	1,644,370
38,000	Celgene Corp. *	2,012,100
37,275	Genentech Inc. *	3,028,221
38,110	Gilead Sciences Inc. *	1,934,845
64,000	Vertex Pharmaceuticals Inc. *	2,115,200

	Total Biotechnology	10,734,736

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

SHARES	SECURITY	VALUE
Life Sciences Tools & Services - 1.1%
23,400	Waters Corp. *	$846,378

Pharmaceuticals - 3.8%
50,500	Abbott Laboratories	2,799,720

	TOTAL HEALTH CARE	14,380,834

INDUSTRIALS - 2.1%
Electrical Equipment - 0.7%
43,430	ABB Ltd., ADR	566,761

Industrial Conglomerates - 1.4%
83,475	General Electric Co.	1,012,552

	TOTAL INDUSTRIALS	1,579,313

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 11.8%
117,575	Cisco Systems Inc. *	1,760,098
112,150	Corning Inc.	1,133,836
111,960	Juniper Networks Inc. *	1,585,354
81,600	Nokia Oyj, ADR	1,001,232
65,790	QUALCOMM Inc.	2,273,044
16,700	Research In Motion Ltd. *	925,180

	Total Communications Equipment	8,678,744

Computers & Peripherals - 4.9%
117,700	Dell Inc. *	1,118,150
172,400	EMC Corp. *	1,903,296
52,775	SanDisk Corp. *	603,218

	Total Computers & Peripherals	3,624,664

Internet Software & Services - 4.6%
50,500	eBay Inc. *	607,010
8,260	Google Inc., Class A Shares *	2,796,258

	Total Internet Software & Services	3,403,268

IT Services - 0.8%
12,350	Visa Inc.	609,473

Semiconductors & Semiconductor Equipment - 3.8%
200,910	NVIDIA Corp. *	1,597,234
78,500	Texas Instruments Inc.	1,173,575

	Total Semiconductors & Semiconductor Equipment	2,770,809

Software - 7.6%
69,500	Adobe Systems Inc. *	1,342,045
92,700	Citrix Systems Inc. *	1,950,408
61,800	Electronic Arts Inc. *	954,192
79,300	Microsoft Corp.	1,356,030

	Total Software	5,602,675

	TOTAL INFORMATION TECHNOLOGY	24,689,633

MATERIALS - 3.5%
Chemicals - 3.5%
25,300	Monsanto Co.	1,924,318
16,400	PPG Industries Inc.	616,312

	TOTAL MATERIALS	2,540,630

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $102,079,888)	72,122,630

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	January 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
$581,000	Interest in $181,951,000 joint tri-party repurchase agreement dated 1/30/09 with Barclays Capital Inc., 0.270% due 2/2/09; Proceeds at maturity - $581,013; (Fully collateralized by U.S. government agency obligations, 5.500% due 12/14/22; Market value - $592,622) (Cost - $581,000)	$581,000

	TOTAL INVESTMENTS - 98.7% (Cost - $102,660,888#)	72,703,630
	Other Assets in Excess of Liabilities - 1.3%	923,930

	TOTAL NET ASSETS - 100.0%	$73,627,560

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective November 1, 2008 the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	January 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$72,703,630	$72,122,630	$581,000	—

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,357,387
Gross unrealized depreciation	(31,314,645)

Net unrealized depreciation	$(29,957,258)

Notes to Schedule of Investments (unaudited) (continued)

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 24, 2009

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 24, 2009